Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 PHP (₱) EUR (€)	Dec. 31, 2017 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.56
Mark-to-market gains	₱ 129,000,000	₱ (44,000,000)
Accrued interest income	17,000,000	11,000,000
Fair value recognized	0	0
Long Term Currency Swaps [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Interest accrual	16,000,000	9,000,000
Hedge cost portion of the movements in the fair value	2,000,000	4,000,000
Net Mark-to-Market Gains (Losses)	50,000,000	124,000,000
Long Term Currency Swaps [Member] | Transactions Designated As Hedges | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market gains	45,000,000	108,000,000
Interest accrual	3,000,000	18,000,000
Hedge cost portion of the movements in the fair value	1,000,000	3,000,000
Interest rate swap contract [member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Interest accrual	18,000,000	4,000,000
Hedge cost portion of the movements in the fair value	0	0
Net Mark-to-Market Gains (Losses)	₱ 63,000,000	₱ 85,000,000
EUR Assets [Member] | Weighted average [Member] | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate | €	1.185
Exchange rate, description	no
Termination Date Various Dates In November Two Thousand Eighteen And December Two Thousand And Eighteen | EUR Assets [Member] | Various dates in two thousand eighteen [Member] | Weighted average [Member] | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate | €	1.161
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen | Weighted average [Member] | Foreign Exchange Contracts | Condition Three
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.30
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen | Weighted average [Member] | Foreign Exchange Contracts | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	51.24
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen | Weighted average [Member] | Foreign Exchange Contracts | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.24
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Weighted average [Member] | Foreign Exchange Contracts | Condition Six
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.58
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Weighted average [Member] | Foreign Exchange Contracts | Condition Four
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	52.48
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Weighted average [Member] | Foreign Exchange Contracts | Condition Five
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.48